Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 405,575	$ 407,182
Restricted cash	5,316	5,824
Accounts receivable, net	9,852,154
Related party receivables	739,917
Other receivable	950,000	950,000
Derivative asset	1,029,997
Security deposit	1,500,000	1,500,000
Inventory, net	3,350,725
Other current assets	133,988	62,419
Total current assets	17,967,672	2,925,425
Property, plant and equipment	374,166,216	351,702,307
TOTAL ASSETS	392,133,888	354,627,732
Current liabilities
Accounts payable	21,735,711	8,474,052
Professional fees payable	7,890,660
Loans payable to related party	6,890,158	2,350,000
Accrued expenses and other current liabilities	50,450,425	20,364,663
Related party payable	40,597,432	38,932,248
Notes payable, current portion	115,195,498	110,304,484
Warrant liabilities	4,502,000
Total current liabilities	247,261,884	180,425,447
Financial liability, net of closing costs	132,786,623	132,767,058
TOTAL LIABILITIES	380,048,507	313,192,505
Commitments and contingencies (Note 10)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding as of June 30, 2025 and December 31, 2024, respectively
Common Stock; $0.0001 par value, 500,000,000 shares authorized; 149,264,925 and 140,227,818 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively	14,926	140,228
Additional paid-in capital		70,313,190
Retained earnings/(Accumulated deficit)	12,070,455	(29,018,191)
TOTAL STOCKHOLDERS’ EQUITY	12,085,381	41,435,227	$ 29,709,980
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	392,133,888	354,627,732
Nonrelated Party [Member]
Current assets
Other receivable	$ 950,000	950,000
XCF Global Capital Inc [Member]
Current assets
Cash and cash equivalents		353,174	55,647
Related party receivables		11,699
Investment in preferred equity		2,340,000
Other receivable		804,611
Other current assets		9,784
Total current assets		3,519,268	55,647
Land		360,000	360,000
Construction in progress		12,887,415	12,887,415
TOTAL ASSETS		16,766,683	13,303,062
Current liabilities
Professional fees payable		2,809,978	47,557
Accrued expenses and other current liabilities		219,054	134,680
Related party payable		3,000	13,000
Interest payable		501,402	331,259
Convertible notes payable to related party			202,383
Total current liabilities		5,264,277	2,524,400
TOTAL LIABILITIES		5,264,277	2,524,400
Commitments and contingencies (Note 10)
STOCKHOLDERS’ EQUITY
Preferred stock; $0.0001 par value, 50,000,000 shares authorized; none issued and outstanding as of June 30, 2025 and December 31, 2024, respectively
Common Stock; $0.0001 par value, 500,000,000 shares authorized; 149,264,925 and 140,227,818 shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively		75,000	62,330
Subscription receivable		(556,801)	(42,500)
Additional paid-in capital		17,052,806	11,005,442
Retained earnings/(Accumulated deficit)		(5,068,599)	(246,610)
TOTAL STOCKHOLDERS’ EQUITY		11,502,406	10,778,662
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		16,766,683	13,303,062
XCF Global Capital Inc [Member] | Nonrelated Party [Member]
Current liabilities
Notes payable, current portion		1,374,417	1,439,095
XCF Global Capital Inc [Member] | Related Party [Member]
Current liabilities
Notes payable, current portion		$ 356,426	$ 356,426